Financial Assets And Financial Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Assets And Financial Liabilities
13.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES
The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.
Financial assets
A breakdown of financial assets at December 31, is as follows:

A.	Current and non-current financial assets

	December 31, 2022		December 31, 2021
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	39,797	—	22,528
Other receivables	—	16	—	7
Loans to employees	—	14	—	2
Loans granted to Joint Venture	—	—	—	685
Receivables from Joint Venture	—	—	—	535

Trade and other financial receivables	—	39,827	—	23,757
Loans granted to Joint Venture	—	—	566	—
Guarantee deposit	1,133	—	733	—

Non-current financial assets	1,133		1,299	—
Guarantee deposit	—	560	—	482
Financial investments	—	5,397	—	57,192

Other current financial assets	—	5,957	—	57,674
Cash and cash equivalents	—	83,308	—	113,865

Total	1,133	129,092	1,299	195,296

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position.
The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.
The growth of the Wallbox brand globally, as well as the creation of new products, has led to an increase in the sales of products and income from services generated during both 2022 and 2021.
At December 31, 2022, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 5,397 thousand (Euros 57,192 thousand at December 31, 2021).
These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.
During 2022 no sales were made to the joint venture (euros 535 thousand for the year 2021).
The joint venture was also given a loan of Euros 1,411 thousand for 2022 (Euros 1,251 thousand for 2021 of which Euros 685 thousand are recorded as current loans granted to Joint Venture and Euros 566 thousand are recorded as non-current
loans granted to Joint Venture). Both loans were fully impaired at year end (
Note 14).

B.	Expected credit loss assessment for corporate customers at December 31, 2022 and 2021.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.
The impairment of trade receivables is recognized under the “Expected credit loss for trade and other receivables” in the other operating expenses. The total expense recognized in profit or loss during 2022 is Euros 3,873 thousand and Euros 478 thousand for 2021 (Note 21). The expected loss allowance recognized as of December 31, 2022, was Euros 1,656 thousand (Euros 653 thousand as of December 31, 2021) for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as at December 31, 2022 a bad debt provision for Euros 2,870 thousand (Euros 0 thousand as of December 31, 2021) for amounts outstanding 180 days or longer as at reporting date.
The expected loss rates are based on the Group’s historical credit losses.

C.	Financial assets by class and category

	December 31, 2022
(In thousand Euros)	assets measured at amortized cost	assets measured at FTVPL	assets measured at FVTOCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivable	39,827	—	—	39,827
Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133	—	—	1,133
Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957
Cash and cash equivalents	83,308	—	—	83,308

Total	124,956	5,030	239	130,225

	December 31, 2021
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	22,528	—	—	22,528
Other receivables	7	—	—	7
Loans to employees	2	—	—	2
Loans granted to Joint Venture	685	—	—	685
Receivables from Joint Venture	535	—	—	535

Trade and other financial receivables	23,757	—	—	23,757
Loans granted to Joint Venture	566	—	—	566
Guarantee deposit	733	—	—	733

Non-current financial assets	1,299	—	—	1,299
Guarantee deposit	482	—	—	482
Financial investments	130	56,852	210	57,192

Other current financial assets	612	56,852	210	57,674
Cash and cash equivalents	113,865	—	—	113,865

Total	139,533	56,852	210	196,595

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.
The financial investments valued at FVTPL relate to investment funds held at financial institutions. During 2022, the Group sold a large part of these investments, resulting in a decrease of the outstanding position.
These financial assets are also considered level 1 for fair value purposes.
The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.
Financial liabilities
Loans and borrowings

	December 31, 2022		December 31, 2021
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans and borrowings	44,359	89,268	17,577	33,769
Derivative warrant liabilities	—	5,834	—	83,252
Lease liabilities (see note 9)	24,657	2,644	18,172	1,537
Put option liability	—	—	3,776	—
Total	69,016	97,746	39,525	118,558
Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the applicable interest rates still represent market spreads), except for the derivative warrant liabilities and the put option liability which are measured at FVTPL.
On July 27, 2022, Wallbox Chargers, S.L.U. acquired the remaining 49% of share capital of Electromaps, S.L.U., resulting in ownership of 100% of its share capital as of that date, for purchase consideration of Euros 1,799 thousand, therefore the put option liability has been cancelled. The transaction resulted in recognition of a gain on the settlement of the associated financial liability totaling Euros 2,002 thousand, which was recorded as financial income in the statement of profit or loss. The payment of the consideration is made through a cash payment of 150,000 euros on July 29, 2022 and 150,000 euros on August 30, 2022. The remaining amount has been paid through the issuance of 163,861
Class A shares of Wallbox NV for a total amount of EUR 1,500 thousand whose nominal value is
Euros 0.12 per share.

Details of loans and borrowings at December 31, 2022 and 2021 are as follows:

(In thousand Euros)				December 31, 2022
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.05% - 6.32%	13,135	11,694	5,376	30,205
Floating rate loan	EUR	Euribor+ (3%-5%)	75,353	4,240	9,478	89,071
Covenant Loan	EUR	Euribor+6,79%	609	6,197	5,625	12,431

Total			89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	0%	171	384	1,365	1,920

Total			171	384	1,365	1,920

Total			89,268	22,515	21,844	133,627

(In thousand Euros)				December 31, 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.55% - 3.85%	13,829	1,901	1,060	16,790
Floating rate loan	EUR	Euribor + 1,35% - 4%	19,514	782	—	20,296
Covenant Loan	EUR	Euribor + 4,75% - 7.70%	360	4,171	8,825	13,356

Total			33,703	6,854	9,885	50,442

Borrowings
Fixed rate loan	EUR	0%	66	98	741	905

Total			66	98	741	905

Total			33,769	6,952	10,626	51,347

Bank loans
At December 31, 2022, the Group had credit lines and other financing products of Euros 120,220 thousand (Euros 21,370 thousand at December 31, 2021), of which a total of Euros 81,920 thousand has been drawn down (Euros 5,078 thousand at December 31, 2021).
Interest expense on bank loans was Euros 3,711 thousand at December 31, 2022 (Euros 722 thousand at December 31, 2021) (See Note 23). At December 31, 2022, accrued interest payable was Euros 128 thousand (Euros 60 thousand at December 31, 2021).
The group has loans which require compliance with certain financial covenants. On December 31, 2022, the Group achieved these financial covenants.
Borrowings
At December 31, 2022, credit accounts with shareholders totaled Euros 0 thousand (Euros 42 thousand at December 31, 2021), and a loan from a Government entity (CDTI) was outstanding for Euros 1,920 thousand (Euros 863 thousand at December 31, 2021).

Interest expense for borrowings was Euros 0 thousand at December 31, 2022 (Euros 3 thousand at December 31, 2021) (see Note 23).
Details of the maturities, by year, of the principal and interest of the loans and borrowings at December 31, are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
2022	—	34,827
2023	92,581	3,220
2024	14,851	5,500
2025	12,741	4,170
2026	9,460	3,870
2027	7,780	—
More than five years	7,438	3,571

Total	144,851	55,158

B. Derivative warrant liabilities
As mentioned in Note 6, as part of the Transaction, 5,750,000 Public Warrants and 8,933,333 Private Warrants issued by Kensington were assumed by Wallbox.
Movement in the derivative warrant liabilities for the year ended December 31, 2022 and 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of	Thousand	Number of	Thousand	Number of	Thousand
(In thousand euros)	warrants	euros	warrants	euros	warrants	euros
At December 31, 2021	5,705,972	24,887	8,933,333	58,365	14,639,305	83,252

Issuance of Public and Private Warrants on Transaction date					—	—
Public and Private Warrants exercised on January 11, 2022	(141,808)	(472)	(50,000)	(276)	(191,808)	(748)
Public Warrants exercised on February 1, 2022	(304,635)	(933)	—	—	(304,635)	(933)
Public Warrants exercised on March 23, 2022	(22)	(1)	—	—	(22)	(1)
Public Warrants exercised on October 10, 2022	(1)	—	—	—	(1)	—
Change in fair value of derivative w arrant liabilities	—	(22,730)	—	(58,018)	—	(80,748)
Exchange differences	—	1,419	—	3,593	—	5,012

At December 31, 2022	5,259,506	2,170	8,883,333	3,664	14,142,839	5,834

	Public Warrant		Private Warrant		Total
	Number of	Thousand of	Number of	Thousand of	Number of	Thousand of
	warrants	Euros	warrants	Euros	warrants	Euros
At September 30, 2021	—	—	—	—	—	—

Issuance of Public and Private Warrants on Transaction date	5,750,000	5,675	8,933,333	8,816	14,683,333	14,491
Public Warrants exercised on November 23, 2021	(43,028)	(188)	—	—	(43,028)	(188)
Public Warrants exercised on December 21, 2021	(1,000)	(4)	—	—	(1,000)	(4)
Change in fair value of derivative warrant liabilities	—	19,404	—	49,549	—	68,953

At December 31, 2021	5,705,972	24,887	8,933,333	58,365	14,639,305	83,252

Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox, Euros 0.12 par value, at an exercise price of USD 11.50.
Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary shares, Euros 0.12 par value, equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD 11.50 by the Sponsor’s Fair Market Value’.
The Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant is provided.
Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on October 1, 2026, five years after the Transaction, or earlier upon redemption or liquidation, in accordance with their terms.
As there are no elements in the warrant agreements that give Wallbox the option to prevent the warrant owners from converting their warrants within 12 months, Wallbox has classified the derivative warrant liabilities as a current liability.
Fair value measurements
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).
During 2022, the fair value of the Public Warrants decreased from USD 4.94 per warrant as at December 31, 2021, to USD 0.44 per warrant at December 31, 2022. Likewise, the fair value of the Private Warrants decreased from USD 7.40 per warrant as at December 31, 2021 to USD 0.44 per warrant at December 31, 2022. Consequently, for the year ended December 31, 2022, the Group has recognized a fair value gain of Euros 80,748 thousand in the statement of profit or loss.
During 2021, the fair value of the Public Warrants increased from USD 1.14 per warrant as of the Transaction date (October 1, 2021) to USD 4.94 per warrant at December 31, 2021. Likewise, the fair value of the Private Warrants increased from USD 1.14 per warrant as of the Transaction date to USD 7.40 per warrant at December 31, 2021. Consequently, for the year ended December 31, 2021, the Group recognized a fair value loss of Euros 68,953 thousand in the statement of profit or loss.
Inherent to a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Group estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer company’s common stock that matches the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

		Derivative
	Loans and	warrant	Lease	Convertible
(In thousand Euros)	borrowings	liabilities	liabilities	bonds	Total
Balance at January 1, 2021	22,372	—	4,117	26,146	52,635

Proceeds from loans	204,677	—	—	—	204,677
Proceeds from borrowings	124	—	—	—	124
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550	34,550
Principal paid on lease liabilities	—	—	(828)	—	(828)
Interest paid on lease liabilities	—	—	(631)	—	(631)
Repayments of loans	(176,324)	—	—	—	(176,324)
Repayments of borrowings	(87)	—	—	—	(87)
Interest and bank fees paid	(3,047)	—	—	—	(3,047)
Interest paid on convertible bonds	—	—	—	(997)	(997)
Other payments	(297)	—	—	—	(297)

Total changes from financing cash flows	25,046	—	(1,459)	33,553	57,140

The effect of changes in foreign exchange rates	—	—	(2)	—	(2)

Issuance of Public and Private Warrants on Transaction date	—	14,491	—	—	14,491
Public Warrants exercised	—	(193)	—	—	(193)
Change in fair value of derivative warrant liabilities	—	68,954	—	—	68,954
Valuation of convertible bonds	—	—	—	25,491	25,491
Redemption of convertible bonds and convertible note	—	—	—	(87,105)	(87,105)
New leases	—	—	16,423	—	16,423
Interest accrual	470	—	—	(470)	—
Governmental loan receivable	365	—	—	—	365
Interest and bank fees expenses	3,092	—	631	2,385	6,108

Total liability-related other changes	3,927	83,252	17,054	(59,699)	44,534

Balance at December 31, 2021	51,345	83,252	19,710	—	154,307

		Derivative
	Loans and	warrant	Lease	Convertible
(In thousand Euros)	borrowings	liabilities	liabilities	bonds	Total
Balance at January 1, 2020	11,776	—	4,013	—	15,789

Proceeds from loans and borrowings	37,013	—	—	—	37,013
Proceeds from convertible bonds	—	—	—	25,880	25,880
Principal paid on lease liabilities	—	—	(467)	—	(467)
Interest paid on lease liabilities	—	—	(107)	—	(107)
Repayments of loans and borrowings	(26,119)	—	—	—	(26,119)
Interest paid	(462)	—	—	—	(462)
Other payments	(6)	—	—	—	(6)

Total changes from financing cash flows	10,426	—	(574)	25,880	35,732

The effect of changes in foreign exchange rates	—	—	(6)	—	(6)

New leases	—	—	577	—	577
Capital Increases	(364)	—	—	—	(364)
Interest expenses	534	—	107	266	907

Total liability-related other changes	170	—	684	266	1,120

Balance at December 31, 2020	22,372	—	4,117	26,146	52,635

Trade and other payables
Details of trade and other payables at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Suppliers	65,830	40,926
Personnel (salaries payable)	5,351	3,255
Customer advances	68	110

Total	71,249	44,291

Trade and other payables are unsecured and are typically paid in less than 12 months
upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.